Goodwill and Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Summary of Goodwill	Goodwill consists of the following:

Amount
Balance as of December 31, 2022	$5,837,060
Measurement period adjustment to goodwill (Note 5)	198,140

Balance as of June 30, 2023	$6,035,200

Goodwill consists of the followi ng :

Amount
Balance as of December 31, 2021	$2,382,917
Acquisition	3,454,143

Balance as of December 31, 2022	$5,837,060

Intangible Assets other than Capitalized Software
Finite-Lived Intangible Assets [Line Items]
Summary of Intangible Assets
Intangible assets consist of the following:

	June 30, 2023
	Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademarks	5-10 Years	$2,320,000	$(448,673)	$1,871,327
Noncompete agreements	5 Years	990,000	(445,500)	544,500
Customer relationships	5-7 Years	3,760,000	(1,050,572)	2,709,428
Patents and patent applications	(*)	650,450	—	650,450

		$7,720,450	$(1,944,745)	$5,775,705

	December 31, 2022
Trademarks	5-10 Years	$2,320,000	$(292,671)	$2,027,329
Noncompete agreements	5 Years	990,000	(346,500)	643,500
Customer relationships	5-7 Years	3,760,000	(758,000)	3,002,000
Patents and patent applications	(*)	650,450	—	650,450

		$7,720,450	$(1,397,171)	$6,323,279

(*)
Patents have yet to be approved by the United States Patent and Trademark Office. Useful life is determined upon placement into service after approval. Amortization expense was $547,574 and $383,571 for the six months ended June 30, 2023 and 2022, respectively. Amortization expense was $273,787 and $166,213 for the three months ended June 30, 2023 and 2022, respectively.

Intangible assets consist of the following:

	December 31, 2022
	Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademarks	5-10 Years	$2,320,000	$(292,671)	$2,027,329
Noncompete agreements	5 Years	990,000	(346,500)	643,500
Customer relationships	5-7 Years	3,760,000	(758,000)	3,002,000
Patents and patent applications	(*)	650,450	—	650,450

		$7,720,450	$(1,397,171)	$6,323,279

	December 31, 2021
	Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademarks	10 years	$1,520,000	$(114,000)	$1,406,000
Noncompete agreements	5 Years	990,000	(148,500)	841,500
Customer relationships	7 Years	2,920,000	(312,857)	2,607,143
Patents and patent applications	(*)	653,050	—	653,050

		$6,083,050	$(575,357)	$5,507,693

(*)	Patents have yet to be approved by US Patent Office. Useful life is determined upon placement into service after approval.

Summary of Estimated Amortization for Capitalized Software
Estimated amortization for trademarks, intangible assets and customer relationships for future periods is as follows:

Year Ended December 31,
2023	$1,095,143
2024	1,095,143
2025	1,095,143
2026	946,643
2027	842,476
Thereafter	598,282
Assets not placed in services	650,450

$6,323,279